Note 6 - Capital Management	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of objectives, policies and processes for managing capital [text block]
6	Capital management

When managing capital, the Group’s objectives are to safeguard its ability to continue as a going concern in order to pursue the mining operations and exploration potential of the mineral properties. The Group’s capital includes shareholders’ equity, comprising issued share capital, reserves, accumulated other comprehensive income, accumulated deficit, bank financing (refer to notes 22 and 30) and non-controlling interests.

	2021	2020

Total equity	180,556	158,043

The Group’s primary objective regarding its capital management is to ensure that it has sufficient cash resources to maintain its on-going operations, provide returns for shareholders, accommodate any rehabilitation provisions and pursue growth opportunities. It assesses its short term needs and funds these by available cash, overdrafts and short to medium term loans. Capital requirements for future project are evaluated on a case-by-case basis. As at December 31, 2021, there has been no change with respect to the overall capital risk management strategy.